UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, N.W., Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Sander M. Bieber, Esquire

Dechert LLP

1775 I Street, N.W., Suite 1100

Washington, D.C. 20006

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: 07/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Mexico Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares Held	Common Stock (99.21%)	Series	Value	Percent of Net Assets
	Cement Industry
3,419,830	Cemex, S.A. de C.V.	CPO	$19,329,643	6.13%
3,694,100	Grupo Cementos de Chihuahua, S.A de C.V.	*	5,828,750	1.85

			25,158,393	7.98

	Communications
5,926,400	América Móvil, S.A. de C.V.	A	10,545,843	3.34
14,462,800	América Móvil, S.A. de C.V.	L	25,875,555	8.21
10,042,400	América Telecom, S.A. de C.V.	A1	19,780,391	6.27
7,969,400	Carso Global Telecom, S.A. de C.V.	A1	11,275,179	3.58
4,179,800	Grupo Televisa, S.A.	CPO	9,790,080	3.10
5,926,100	Teléfonos de México, S.A. de C.V.	A	9,194,678	2.92
2,842,800	Teléfonos de México, S.A. de C.V.	L	4,400,797	1.40

			90,862,523	28.82
	Construction
17,600,000	Empresas ICA, Sociedad Controladora, S.A. de C.V.	*	5,168,350	1.64

	Financial Groups
2,118,200	Grupo Financiero Banorte, S.A. de C.V.	O	7,798,491	2.47
7,955,300	Grupo Financiero Inbursa, S.A. de C.V.	O	11,806,137	3.75

			19,604,628	6.22

	Food and Beverages
1,868,200	Coca-Cola Femsa, S.A. de C.V.	L	3,825,520	1.21
1,459,600	Embotelladoras Arca, S.A. de C.V.	*	2,736,774	0.87
2,492,799	Fomento Económico Mexicano, S.A. de C.V.	UBD	10,945,424	3.47
3,857,000	Gruma, S.A. de C.V.	B	6,572,645	2.09
2,311,000	Grupo Bimbo, S.A. de C.V.	A	4,916,590	1.56
1,166,500	Grupo Continental, S.A.	*	1,839,544	0.58
2,579,800	Grupo Modelo, S.A. de C.V.	C	6,388,498	2.03

			37,224,995	11.81

	Holding Companies
3,598,700	Alfa, S.A. de C.V.	A	11,936,887	3.79
1,477,900	Corporación Interamericana de Entretenimiento, S.A. de C.V.	B	2,979,663	0.95
8,835,666	Desc, S.A. de C.V.	B	2,393,272	0.76
1,454,100	Grupo Carso, S.A. de C.V.	A1	5,953,858	1.89
4,535,100	Grupo Imsa, S.A. de C.V.	UBC	11,965,963	3.80
1,979,500	Grupo Sanborns, S.A. de C.V.	B-1	3,262,178	1.03
5,178,800	Vitro, S.A.	A	4,775,723	1.51

			43,267,544	13.73

	Housing
3,766,600	Consorcio ARA, S.A. de C.V.	*	10,235,416	3.25
10,353,000	Corporación Geo, S.A. de C.V.	B	14,157,452	4.49
1,592,400	Desarrolladora Homex, S.A. de C.V.	*	4,745,974	1.51
1,398,200	Urbi Desarrollos Urbanos, S.A de C.V.	*	4,829,029	1.53
4,800,000	Sare Holding, S.A. de C.V.	B	2,709,701	0.86

			36,677,572	11.64

	Mining Industry
3,276,551	Grupo México, S.A. de C.V.	B	10,988,950	3.48

	Pulp and Paper
1,334,180	Kimberly-Clark de México, S.A. de C.V.	A	3,591,605	1.14

	Retail Stores
996,200	Alsea, S.A. de C.V.	*	1,563,126	0.50
4,117,700	Controladora Comercial Mexicana, S.A. de C.V.	UBC	4,190,648	1.33
6,518,142	Wal-Mart de México, S.A. de C.V.	V	19,832,284	6.29

			25,586,058	8.12

	Service
3,840,700	Grupo Aeroportuario del Sureste, S.A. de C.V.	B	8,174,353	2.59

	Steel
3,209,392	Hylsamex, S.A. de C.V.	B	4,757,301	1.51
1,140,913	Hylsamex, S.A. de C.V.	L	1,669,180	0.53

			6,426,481	2.04

	Total Common Stock (Identified Cost $193,675,654)		$312,731,452	99.21%

Securities	Short-Term Securities (0.90%)	Value	Percent of Net Assets
Repurchase Agreements	BBVA Bancomer, S.A., 6.75%, dated 07/30/04, due 08/02/04, repurchase price $2,846,030, collateralized by Bonos del Gobierno Federal. Value of collateral $2,846,030	$2,844,429	0.90%

	Total Short-Term Securities (Identified cost $2,844,429)	2,844,429	0.90

	Total Investments (Identified cost $196,520,083)	315,575,881	100.11
	Liabilities in Excess of Other Assets	(337,053)	(0.11)

	Net Assets Equivalent to $21.35 per share on 14,763,034 shares of capital stock outstanding	$315,238,828	100.00%

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MEXICO FUND, INC.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

Date: September 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

Date: September 30, 2004

By:	/s/ Alberto Osorio
Alberto Osorio
Treasurer and Principal Financial Officer

Date: September 30, 2004